GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at the beginning of the year	$ 68,087	$ 66,715
Functional currency translation adjustments	4,351	1,372
Balance at the year end	$ 72,438	$ 68,087